Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Plant and Equipment (Details) (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Computer Equipment [Member]
Plant and equipment, estimated useful lives		36 months
Furniture and Fittings [Member]
Plant and equipment, estimated useful lives	3 years	36 months
Office Equipment [Member]
Plant and equipment, estimated useful lives	3 years	36 months
Leasehold Improvement [Member]
Plant and equipment, estimated useful lives description		Shorter of lease term or estimated useful life